                                   PRUDENTIAL



                                                             December 6, 2001





VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

        Re:   Prudential High Yield Fund, Inc.
              (File No. 333-72584)

Ladies and Gentlemen:

     Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933, as amended (the "1933 Act"), the registrant hereby certifies (i) that its Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(b) would not have differed from the Prospectus and Statement of Additional Information contained in Pre-Effective Amendment No. 1 and (ii) that the text of Pre-Effective Amendment No. 1 was filed electronically on December 4, 2001.

                                       Prudential High Yield Fund, Inc.



                                       By:      /S/ DEBORAH A. DOCS
                                                -------------------
                                                Deborah A. Docs, Esq.
                                                Secretary